SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Subsequent Event [Line Items]
Investments					$ 1,858,617	$ 14,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Investments			$ 1,999,200	$ 15,596,759
Repayment of related party	$ 12,395	$ 96,700
Subsequent Event [Member] | Company B [Member]
Subsequent Event [Line Items]
Ownership percentage			3.00%	3.00%
Subsequent Event [Member] | Company B [Member]
Subsequent Event [Line Items]
Investments			$ 1,089,534	$ 8,500,000